Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Activities
Net income (loss)	$ 646	$ (1,818)
Adjustments For Non-cash Items:
Deferred income tax recovery	1,452	(438)
Depreciation And Depletion	490	492
Accretion Of Reclamation Provision	10	11
Unrealized Loss On Investments	686	68
Unrealized foreign exchange loss (gain)	392	(234)
Unwinding Of Fair Value Adjustment On Term Facility	9	(7)
Fair Value Adjustment On Warrant Liability	(233)	(788)
Realized Loss On Warrants Exercised	0	1,005
Share-based Payments	200	616
Cash Flows From Used In Operations Before Changes In Working Capital	3,652	(1,093)
Net Change In Non-cash Working Capital Items	(202)	(152)
Cash Flow From Used In Operation	3,450	(1,245)
Financing Activities
Shares And Units Issued For Cash, Net Of Issuance Costs	30	17,892
Term Facility Payments		(833)
Finance Lease Payments	(320)	(91)
Equipment Loan Payments		(54)
Net Cash Used In Financing Activities	(290)	16,914
Investing Activities
Exploration And Evaluation Expenditures	(85)	(219)
Additions To Plant, Equipment And Mining Properties	(853)	(185)
Acquisition Of La Preciosa	(15,308)
Net Cash Used In Investing Activities	(16,246)	(404)
Change In Cash	(13,086)	15,265
Effect Of Exchange Rate Changes On Cash	7	52
Cash, Beginning	24,765	11,713
Cash, Ending	$ 11,686	$ 27,030